Auditor’s remuneration - Summary of auditor's remuneration (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Auditor's remuneration
The audit of the company annual accounts	$ 37	$ 30	$ 32
The audit of accounts of subsidiaries of the company	15	11	11
Total audit	52	41	43
Audit-related assurance services	5	11	4
Total audit and audit-related assurance services	57	52	47
Non-audit and other assurance services	0	1	1
Services relating to BP pension plans	1	1	1
Auditor's remuneration	$ 58	$ 54	$ 49